Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,182,890.52

Principal:
Principal Collections	$14,215,285.99
Prepayments in Full	$7,080,377.20
Liquidation Proceeds	$229,703.19
Recoveries	$93,046.10
Sub Total	$21,618,412.48
Collections	$22,801,303.00

Purchase Amounts:
Purchase Amounts Related to Principal	$417,501.92
Purchase Amounts Related to Interest	$1,767.38
Sub Total	$419,269.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,220,572.30

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,220,572.30
Servicing Fee	$296,565.89	$296,565.89	$0.00	$0.00	$22,924,006.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,924,006.41
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,924,006.41
Interest - Class A-3 Notes	$62,656.64	$62,656.64	$0.00	$0.00	$22,861,349.77
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$22,714,311.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,714,311.27
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$22,646,837.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,646,837.52
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$22,596,851.69
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,596,851.69
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$22,533,711.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,533,711.69
Regular Principal Payment	$21,265,707.66	$21,265,707.66	$0.00	$0.00	$1,268,004.03
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,268,004.03
Residual Released to Depositor	$0.00	$1,268,004.03	$0.00	$0.00	$0.00
Total		$23,220,572.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,265,707.66
Total					$21,265,707.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,265,707.66	$44.78	$62,656.64	$0.13	$21,328,364.30	$44.91
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$21,265,707.66	$13.21	$390,294.72	$0.24	$21,656,002.38	$13.45

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$95,174,643.54	0.2004099	$73,908,935.88	0.1556305
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$342,444,643.54	0.2126893	$321,178,935.88	0.1994813

Pool Information
Weighted Average APR	3.914%	3.921%
Weighted Average Remaining Term	28.48	27.68
Number of Receivables Outstanding	30,337	29,266
Pool Balance	$355,879,073.31	$333,645,339.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$342,444,643.54	$321,178,935.88
Pool Factor	0.2161825	0.2026764

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$12,466,403.17
Targeted Overcollateralization Amount	$12,466,403.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,466,403.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$290,865.96
(Recoveries)		110	$93,046.10
Net Loss for Current Collection Period			$197,819.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6670%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7778%
Second Preceding Collection Period			0.3924%
Preceding Collection Period			0.5762%
Current Collection Period			0.6885%
Four Month Average (Current and Preceding Three Collection Periods)			0.6087%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,298	$9,380,332.26
(Cumulative Recoveries)			$1,358,651.78
Cumulative Net Loss for All Collection Periods			$8,021,680.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4873%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,182.49
Average Net Loss for Receivables that have experienced a Realized Loss			$1,866.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.07%	457	$6,908,112.85
61-90 Days Delinquent	0.18%	40	$601,181.33
91-120 Days Delinquent	0.08%	16	$282,639.57
Over 120 Days Delinquent	0.29%	51	$971,886.42
Total Delinquent Receivables	2.63%	564	$8,763,820.17

Repossession Inventory:
Repossessed in the Current Collection Period		20	$350,592.32
Total Repossessed Inventory		33	$614,873.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3521%
Preceding Collection Period			0.3791%
Current Collection Period			0.3656%
Three Month Average			0.3656%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer